Financial instruments by category - Summary Financial assets as per statement of financial position (Detail) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 26,133,843	$ 13,244,939
Financial assets at fair value, class [member]
Disclosure of financial assets [line items]
Financial assets	10,000,880	0
Financial assets at amortised cost, class [member]
Disclosure of financial assets [line items]
Financial assets	16,132,963	13,244,939
Financial assets at amortised cost, class [member] | Trade and other receivables [Member]
Disclosure of financial assets [line items]
Financial assets	6,603,240	2,860,116
Financial assets at amortised cost, class [member] | Advances to shareholders [Member]
Disclosure of financial assets [line items]
Financial assets	0	36,091
Financial assets at amortised cost, class [member] | Cash and cash equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	$ 9,529,723	$ 10,348,732